Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 16,826,304	$ 5,335,913	$ 3,590,745
Trade accounts receivable, net	5,766,465	3,731,998	3,512,871
Inventory	105,019	119,733
Prepaid expenses and other current assets	439,398	191,502	180,944
Total current assets	23,137,186	9,379,146	7,284,560
Property and equipment, net	945,007	1,026,784	1,352,664
Goodwill	1,249,956	1,249,956
Customer relationships, net	2,901,668	3,137,918
Intangible assets, net	305,315	345,069
Other assets	96,119	121,541	95,834
Total assets	28,635,251	15,260,414	8,733,058
Current liabilities:
Accounts payable	4,183,395	2,873,471	2,413,579
Accrued bonus	1,142,243	1,335,500	819,091
Accrued liabilities	796,033	660,987	284,671
Deferred purchase price	1,000,000	1,000,000
Current portion of long-term notes payable	1,463,300	1,625,030	273,197
Current portion of deferred rent obligation under operating lease	81,332	81,332	81,332
Total current liabilities	8,666,303	7,576,320	3,871,870
Preferred stock warrant liability		709,504	809,974
Long-term notes payable	1,666,667	2,721,865	346,873
Deferred tax liability	7,900
Deferred rent obligation under operating lease	478,592	558,641	650,123
Total liabilities	10,819,462	11,566,330	5,678,840
Stockholders' equity (deficit):
Common shares, par value $0.0001, 55,000,000, 80,000,000 and 200,000,000 shares authorized at December 31, 2014, December 31, 2015 and September 30, 2016 (unaudited), respectively; 625,282 shares issued and outstanding at December 31, 2014, 665,842 shares issued and outstanding at December 31, 2015, and 7,577,525 shares issued and outstanding at September 30, 2016 (unaudited)	758	1,094,375	1,017,003
Additional paid in capital	62,540,825
Note to employee			(266,282)
Accumulated deficit	(44,725,794)	(46,475,746)	(44,389,408)
Total stockholders' equity (deficit)	17,815,789	(39,412,822)	(37,670,138)
Commitments and contingencies (note 12)
Total liabilities, preferred redeemable convertible stock and stockholders' equity (deficit)	$ 28,635,251	15,260,414	8,733,058
Series E Preferred Redeemable Convertible Stock
Preferred redeemable convertible stock:
Preferred redeemable convertible stock, value		16,274,823	15,545,786
Series F Preferred Redeemable Convertible Stock
Preferred redeemable convertible stock:
Preferred redeemable convertible stock, value		10,517,081	10,024,707
Series G Preferred Redeemable Convertible Stock
Preferred redeemable convertible stock:
Preferred redeemable convertible stock, value		16,315,002	15,153,863
Series A Preferred Convertible Stock
Stockholders' equity (deficit):
Preferred convertible stock, value		976,000	976,000
Series B Preferred Convertible Stock
Stockholders' equity (deficit):
Preferred convertible stock, value		2,457,253	2,457,253
Series C Preferred Convertible Stock
Stockholders' equity (deficit):
Preferred convertible stock, value		549,010	549,010
Series D Preferred Convertible Stock
Stockholders' equity (deficit):
Preferred convertible stock, value		$ 1,986,286	$ 1,986,286